Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale, amortized cost	$ 4,657.4	$ 4,330.0	$ 4,131.3
Fair market value	4,555.8	4,122.6	3,788.6
Fixed Income Securities
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	773.6	512.0	231.5
Due after one year through five years, Cost or Amortized Cost	2,551.5	2,889.0	2,526.9
Due after five years through ten years, Cost or Amortized Cost	578.3	495.1	815.1
Due after ten years, Cost or Amortized Cost	0.0	15.7	13.2
Fixed income securities, available for sale, amortized cost	3,903.4	3,911.8	3,586.7
Due one year or less, Fair Market Value	770.1	505.8	228.0
Due after one year through five years, Fair Market Value	2,539.5	2,818.9	2,385.7
Due after five years through ten years, Fair Market Value	551.4	440.3	707.7
Due after ten years, Fair Market Value	0.0	15.2	10.9
Fair market value	3,861.0	3,780.2	3,332.3
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale, amortized cost		519.9	590.4
Fair market value		445.1	502.7
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	556.7	445.1
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	616.6	519.9
Agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale, amortized cost	5.0	6.6	6.6
Fair market value	4.5	5.8	5.6
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	4.5	5.8
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	5.0	6.6
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale, amortized cost	198.9
Fair market value	200.1
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	225.4
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Amortized Cost	$ 224.0
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale, amortized cost		4,438.3	4,183.7
Fair market value		$ 4,231.1	$ 3,840.6